TAXES - Schedule of Components of the Provision for Income Taxes (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
TAXES - Schedule of Components of the Provision for Income Taxes (Details) [Line Items]
Current tax provision	$ 21,400	$ 35,870	$ 64,459	$ 127,332	$ 73,339
Deferred tax provision (benefit)	(1,890)	(8,826)	48,979	(2,530)	34,490
Income tax provision	19,510	27,044	113,438	124,802	107,829
CAYMAN ISLANDS
TAXES - Schedule of Components of the Provision for Income Taxes (Details) [Line Items]
Current tax provision	0	0	0	0	0
Deferred tax provision (benefit)	0	0	0	0	0
HONG KONG
TAXES - Schedule of Components of the Provision for Income Taxes (Details) [Line Items]
Current tax provision	0	0	0	0	0
Deferred tax provision (benefit)	0	0	0	0	0
CHINA
TAXES - Schedule of Components of the Provision for Income Taxes (Details) [Line Items]
Current tax provision	21,400	35,870	64,459	127,332	73,339
Deferred tax provision (benefit)	$ (1,890)	$ (8,826)	$ 48,979	$ (2,530)	$ 34,490